Disclosure of detailed information about revenues, geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 347,546	$ 321,821
Percentage of entity's revenue	100.00%	100.00%
United States [Member]
Statement [Line Items]
Revenue	$ 303,856	$ 282,824
Percentage of entity's revenue	87.00%	88.00%
Europe [Member]
Statement [Line Items]
Revenue	$ 31,109	$ 28,754
Percentage of entity's revenue	9.00%	9.00%
Canada and other [Member]
Statement [Line Items]
Revenue	$ 12,581	$ 10,243
Percentage of entity's revenue	4.00%	3.00%